FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents	$ 24,524	$ 36,797	$ 41,642
Short-term deposits	26,057	20,091
Marketable securities	1
Trade receivables	2,939	7,679
Other receivables	475	$ 2,103
Trade and other payables	7,633
Loan receivable	5,048
Derivative assets	738
Restricted cash	1,237
Fair value through OCI
Cash and cash equivalents	0
Short-term deposits	0
Marketable securities	1
Trade receivables	0
Other receivables	0
Trade and other payables	0
Loan receivable	0
Derivative assets	0
Restricted cash	0
Fair value through P&L
Cash and cash equivalents	0
Short-term deposits	0
Marketable securities	0
Trade receivables	0
Other receivables	0
Trade and other payables	0
Loan receivable	0
Derivative assets	738
Restricted cash	0
Amortized cost
Cash and cash equivalents	24,524
Short-term deposits	26,057
Marketable securities	0
Trade receivables	2,939
Other receivables	475
Trade and other payables	7,633
Loan receivable	5,048
Derivative assets	0
Restricted cash	$ 1,237